Unaudited Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Current assets
Cash and cash equivalents	$ 25,617,371	$ 20,315,532
Trade accounts receivable, net	3,915,002	3,305,910
Other receivables	1,012,101	941,061
Inventories	1,220,013	1,307,731
Restricted cash	2,826,051	2,156,922
Derivative	0	84,510
Prepaid expenses	397,749	511,167
Total current assets	34,988,287	28,622,833
Long-term assets
Advances for vessels under construction	14,395,854	14,386,560
Vessels, net	160,190,107	165,890,705
Restricted cash	2,900,000	3,200,000
Total assets	212,474,248	212,100,098
Current liabilities
Long-term bank loans, current portion	21,736,765	12,009,265
Trade accounts payable	1,842,991	2,174,191
Accrued expenses	2,236,745	3,070,630
Deferred revenues	1,028,198	842,172
Derivatives	352,060	0
Total current liabilities	27,378,502	18,723,489
Long-term liabilities	75,650,925	90,869,277
Long-term bank loans, net of current portion	75,650,925	90,869,277
Total liabilities	103,029,427	109,592,766
Commitments and Contingencies
Shareholders’ equity
Common stock (par value $0.01, 200,000,000 shares authorized, 2,890,547 and 2,866,591 issued and outstanding, respectively)	28,665	28,905
Additional paid-in capital	68,524,158	68,551,846
Retained earnings	31,537,824	24,694,154
Total shareholders’ equity attributable to EuroDry Ltd. shareholders	100,090,647	93,274,905
Non-controlling interest	9,354,174	9,232,427
Total shareholders’ equity	109,444,821	102,507,332
Total liabilities and shareholders’ equity	212,474,248	212,100,098
Related Party [Member]
Current liabilities
Due to related companies	$ 181,743	$ 627,231